Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103-7098 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Brian Crowell
bcrowell@stradley.com
215.564.8082

1933 Act Rule 497(j)
1933 Act File No. 333-239440
1940 Act File No. 811-23580

June 23, 2023
VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Dimensional ETF Trust (the “Registrant”)
File Nos. 333-239440 and 811-23580
Rule 497(j) Filing

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that: (i) the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 22/26 to the Registration Statement of the Registrant; and (ii) the text of Post-Effective Amendment Nos. 22/26 to the Registration Statement of the Registrant was filed electronically with the U.S. Securities and Exchange Commission via the EDGAR system on June 16, 2023.
Please direct questions and comments relating to this filing to me at the above number, or in my absence, to Jana Cresswell at (215) 564-8048.

Very truly yours, /s/ Brian Crowell Brian Crowell

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